ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Movement of Provision for Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Balance at beginning of the year	$ 338	$ 310
Charge to expenses	50	62
Utilization	(347)	$ (34)
Exchange rate difference	(4)
Balance at end of the year	$ 37	$ 338